Discontinued operations and disposal groups	3 Months Ended
Mar. 31, 2026
Discontinued operations and disposal groups
Discontinued operations and disposal groups

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

20.Discontinued operations and disposal groups

During the fourth quarter of 2025, the Group progressed its plan to exit the Latam region through the disposal of both its tower businesses in Brazil and Colombia (Latam towers) and its fiber business in Brazil (I-Systems) and by the end of December 2025 the plans for each disposal were sufficiently progressed for management to conclude that it was highly probable that the sale of each business would complete within 12 months. Therefore, these businesses have been classified as two separate disposal groups and the assets and liabilities of both disposal groups are presented as held for sale in the condensed consolidated statement of financial position.

Depreciation and amortization is no longer recognized from this date forwards and the non-current assets are impaired with reference to the agreed sales consideration.

The Latam region is a major geographical area of operations for the Group. Accordingly, the disposal groups together have been classified as a discontinued operation and their results presented as a discontinued operation in the condensed consolidated statement of income and other comprehensive (loss)/income.

On February 11, 2026, the Group announced it had agreed to sell its 51.0% equity interest in I-Systems to TIM S.A. which was completed in May 2026 (refer to note 21), and on February 17, 2026, the Group announced it had agreed to sell its Latam tower operations to Macquarie Asset Management.

20.1Discontinued operations

Financial performance and cashflow information in relation to discontinued operation was as follows:

	Three months ended
	March 31,	March 31,
	2026	2025
	$’m	$’m

Revenue	51.8	47.5
Cost of sales	(6.6)	(39.9)
Administrative expenses	(8.1)	(10.8)
Impairment of held for sale non-current assets	(29.9)	—
Other income	—	0.4
Operating income/(loss)	7.2	(2.8)
Finance income	9.9	2.2
Finance costs	(14.3)	(21.2)
Income/(loss) before tax from discontinued operations	2.8	(21.8)
Income tax benefit:
Related to pre tax income from the ordinary activities	0.1	5.6
Related to remeasurement to fair value less costs to sell	7.0	—
Income/(loss) from discontinued operation	9.9	(16.2)

Other comprehensive income:
Exchange differences on translation of foreign operations	31.9	74.6
Other comprehensive income for the period, net of taxes	31.9	74.6

Total comprehensive income for the period	41.8	58.4

Net cash from operating activities	35.0	27.2
Net cash used in investing activities	(15.9)	(26.1)
Net cash used in financing activities	(12.3)	(30.6)
Net increase/(decrease) in cash by the discontinued operation	6.8	(29.5)

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

20.2Assets held for sale and liabilities held for sale

	March 31, 2026			December 31, 2025
	Tower businesses	I-Systems	Total	Tower businesses	I-Systems	Total
	$’m	$’m	$’m	$’m	$’m	$’m

Non‑current assets
Property, plant and equipment	298.2	288.2	586.4	293.3	269.4	562.7
Right-of-use assets	253.6	0.9	254.5	244.6	0.7	245.3
Other intangible assets	195.7	141.8	337.5	194.9	137.1	332.0
Deferred income tax assets	148.5	8.5	157.0	138.4	6.1	144.5
Trade and other receivables	71.2	5.4	76.6	69.9	5.3	75.2

Current assets
Trade and other receivables	38.1	28.8	66.9	39.3	26.4	65.7
Cash and cash equivalents	16.1	9.9	26.0	16.9	10.7	27.6
Assets held for sale	1,021.4	483.5	1,504.9	997.3	455.7	1,453.0

Non‑current liabilities
Trade and other payables	-	(5.7)	(5.7)	-	(5.5)	(5.5)
Borrowings	-	(86.3)	(86.3)	-	(82.8)	(82.8)
Lease liabilities	(247.2)	(0.5)	(247.7)	(232.0)	(0.5)	(232.5)
Provisions for other liabilities and charges	(29.9)	-	(29.9)	(36.8)	-	(36.8)
Deferred income tax liabilities	(13.5)	-	(13.5)	(14.0)	-	(14.0)

Current liabilities
Trade and other payables	(41.4)	(25.0)	(66.4)	(42.6)	(23.6)	(66.2)
Borrowings	-	(19.2)	(19.2)	-	(13.9)	(13.9)
Lease liabilities	(44.2)	(0.5)	(44.7)	(40.9)	(0.4)	(41.3)
Liabilities held for sale	(376.2)	(137.2)	(513.4)	(366.3)	(126.7)	(493.0)

The foreign exchange translation reserve loss in relation to Latam as of March 31, 2026 was $52.0 million (December 31, 2025: $83.9 million).